SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 1,510,558	$ 2,873,671	$ 3,954,149	$ 728,805
Operating expenses	3,422,259	6,700,528	8,416,117	5,948,508
Other (income) loss	(7,935)	(163,377)		27,974
Net loss from discontinued operations	$ (1,903,766)	$ (3,663,480)	(4,461,968)	(5,247,677)
Cash and restricted cash				916,082
Accounts receivable				288,980
Inventory				323,307
Right of use asset – operating leases				239,689
Prepaid expenses				490,260
Current Asset				2,258,318
Goodwill				25,862,000
Property and equipment, net				126,862
Intangible assets, net				19,473,646
Contract assets, net of current portion				209,363
Finished products used in operations, net				4,693,575
Non-current Asset				50,365,446
Accounts payable and accrued expenses				2,432,818
Lease liability – operating leases				237,204
Contract liabilities				2,545,200
Current Liabilities				5,215,222
Contract liabilities, net of current portion				1,370,492
Non-Current Liabilities				$ 1,370,492